Directors and senior management - Summary of Remuneration of Directors of the Company (Details) - Directors - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Directors Remuneration [Line Items]
Emoluments	$ 13	$ 13	$ 12
Value of released awards under long-term incentive plans	19	10	4
Employer contributions to pension plans	$ 1	$ 1	$ 1